UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period: 6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares				Value
	COMMODITY TRADING ADVISORS # - 11.5%
7,405,358	Crabel Multi-Product Class A * +			$ 8,751,831
11,341,644	Quantitative Global 3x Fund, Ltd. * + ++			10,301,221
14,384,790	Paskewitz Contrarian Stock Index			14,835,665
9,935,280	The Tap Fund, Ltd. * + ++			8,203,660
	TOTAL COMMODITY TRADING ADVISORS (Cost $40,995,132)			42,092,377

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 41.2%
	AUTO MANUFACTURERS - 1.6%
1,860,000	Daimler Finance North America LLC 144A **	1.6081	7/11/2013	1,860,499
4,000,000	Daimler Finance North America LLC 144A **	1.0594	4/10/2014	4,010,068
				5,870,567
	AUTO PARTS & EQUIPMENT - 0.6%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,062,772

	AUTOMOBILE ABS - 3.2%
1,701,549	AmeriCredit Automobile Receivables Trust	0.9100	10/8/2015	1,703,145
1,145,121	Ford Credit Auto Lease Trust	1.0300	7/15/2014	1,145,479
3,660,670	Harley-Davidson Motorcycle Trust	0.9600	5/16/2016	3,667,533
5,000,000	Nissan Auto Receivables	0.3700	9/15/2015	4,996,875
				11,513,032
	BANKS - 1.4%
5,000,000	The Toronto-Dominion Bank **	0.4556	7/26/2013	5,000,830

	BEVERAGES - 4.4%
7,250,000	Anheuser-Bush InBev Worldwide, Inc. **	0.8256	1/27/2014	7,265,421
5,000,000	Diageo Capital PLC	5.5000	9/30/2016	5,647,485
3,000,000	PepsiCo, Inc. **	2.5000	5/10/2013	3,116,595
				16,029,501
	COMMERCIAL MBS - 0.5%
1,655,500	J.P. Morgan Chase Commercial Mortgage Securities
	Corp.	0.6698	12/15/2047	1,633,125

	COMPUTERS - 0.4%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,622,946

	CREDIT CARD - 1.4%
5,000,000	GE Capital Credit Card Master Note Trust **	0.4225	9/15/2016	4,998,438

	DIVERSIFIED FINANCIAL SERVICES - 7.4%
1,933,000	American Express Co.	4.8750	7/15/2013	1,935,784
3,000,000	American Honda Finance Corp. 144A **	0.3051	11/8/2013	2,998,995
5,000,000	General Electric Capital Corp. **	1.1229	1/7/2014	5,019,410
8,000,000	General Electric Capital Corp. **	0.9751	4/24/2014	8,044,240
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,127,020
1,000,000	Harley-Davidson Financial Services, Inc. 144A	1.1500	9/15/2015	996,453
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.0000	2/2/2015	1,004,830
5,000,000	Toyota Motor Credit Corp. **	0.6776	1/17/2014	5,008,865
				27,135,597
	GAS - 1.2%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,520,732

	HEALTHCARE-PRODUCTS - 0.8%
3,000,000	Baxter International, Inc.	0.4452	12/11/2014	3,000,117

	MEDIA - 2.4%
3,000,000	NBC Universal Media LLC	3.6500	4/30/2015	3,151,473
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	5,794,990
				8,946,463
	MINING - 3.8%
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,006,550
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	2,852,495
3,000,000	Rio Tinto Finance USA Ltd.	5.8750	7/15/2013	3,005,205
3,000,000	Rio Tinto Finance USA Ltd.	1.8750	11/2/2015	3,045,087
				13,909,337
	OIL & GAS - 0.8%
860,000	ConocoPhillips	4.7500	2/1/2014	879,558
2,000,000	Shell International Finance BV	3.1000	6/28/2015	2,092,986
				2,972,544
	PHARMACEUTICALS - 2.5%
5,000,000	Glaxo Smith Kline Capital Inc.	0.7000	3/18/2016	4,954,575
4,065,000	Wyeth	5.5000	2/1/2014	4,183,222
				9,137,797
	RETAIL - 2.7%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,223,950
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,497,296
2,000,000	Wal-mart Stores, Inc.	0.6000	4/11/2016	1,988,882
3,000,000	Walgreen Co.	1.0000	3/13/2015	3,000,903
				9,711,031
	TELECOMMUNICATIONS - 6.1%
2,000,000	AT&T, Inc. **	0.6601	2/12/2016	1,988,968
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,223,830
5,000,000	Cisco Systems, Inc. **	0.5233	3/14/2014	5,009,070
10,000,000	Verizon Communications, Inc. Series A **	0.8856	3/28/2014	10,029,460
				22,251,328

	TOTAL CORPORATE BONDS & NOTES (Cost $149,642,385)			150,316,157

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.4%
7,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	7,061,523
10,000,000	United States Treasury Note/Bond	2.3750	3/31/2016	10,486,719
5,000,000	United States Treasury Note/Bond	2.5000	4/30/2015	5,196,484
10,000,000	United States Treasury Note/Bond	1.3750	11/30/2015	10,210,938
4,000,000	United States Treasury Note/Bond	2.0000	1/31/2016	4,150,156
13,000,000	United States Treasury Note/Bond	1.7500	5/31/2016	13,405,742
8,000,000	United States Treasury Note/Bond	0.6250	7/15/2014	8,034,688
28,000,000	United States Treasury Note/Bond	1.0000	10/31/2016	28,158,594
7,000,000	United States Treasury Note/Bond	0.3750	11/15/2014	7,013,945
5,000,000	United States Treasury Note/Bond	0.2500	4/30/2014	5,003,125
5,000,000	United States Treasury Note/Bond	0.2500	9/15/2015	4,979,102
	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $103,657,194)			103,701,016

Contracts	PURCHASED OPTIONS - 16.9%
54	UBS Options, Expires June 20, 2014 * +			26,219,989
140	Barclays Options, Expires June 26, 2014 * +			35,418,087
	TOTAL PURCHASED OPTIONS (Cost $62,309,001)			61,638,076

Shares	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
6,371,466	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%+ ^^ (Cost $6,371,466)			$ 6,371,466

	TOTAL INVESTMENTS - 99.8% (Cost $362,975,178) (a)			$ 364,119,092
	OTHER ASSETS LESS LIABILITIES - 0.2%			690,691
	NET ASSETS - 100.0%			$ 364,809,783

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 5.1% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2013 securities amounted to $9,866,015 or 2.6% of net assets.

^^ Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

# The number of shares presented for commodity trading adviser positions represent share values assigned by the Fund, as underlying funds to do not issue shares.  These hypothetical shares are assigned a value of $1 per share upon initial investment.  Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $364,311,895 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 2,840,777
			Unrealized depreciation:	(3,033,580)
			Net unrealized depreciation:	$ (192,803)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either  directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$ -	$ 150,316,157	$ -	$ 150,316,157
U.S. Government & Agency Obligations	-	103,701,016	-	103,701,016
Purchased Options	61,638,076	-	-	61,638,076
Commodity Trading Advisors	42,092,377	-	-	42,092,377
Short Term Investment	6,371,466	-	-	6,371,466
Total	$ 110,101,919	$ 254,017,173	$ -	$ 364,119,092

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Princeton Futures Strategy Fund ("PFSF") with PFS Fund Limited ("PFSFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of PFSFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

PFSFL may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with PFSFL's investment objectives and policies.

PFSFL-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate PFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, PFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the PFSF Prospectus.

A summary of the PFSFL's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at June 30, 2013	% of Fund Net Assets at June 30, 2013
PFSFL-CFC	8/23/10	$91,621,581	25.11%

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/27/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/27/2013